Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Environmental matters
We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent to natural gas pipeline and processing operations and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.
Commitments and contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of June 30, 2013 are presented below (in thousands):

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts (a)	$3,605	$338	$692	$677	$408	$353	$1,137
Asset retirement obligations	34,250	—	—	—	7,867	—	26,383
Total	$37,855	$338	$692	$677	$8,275	$353	$27,520

(a) - Operating leases and service contracts have been reduced by total minimum sublease rentals of $52 due in the future under noncancelable subleases.
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Operating leases	$265	$225	$484	$439
Asset retirement obligation	157	7	167	13
	$422	$232	$651	$452